Consolidated Statement of Stockholders' Equity (USD $)	Total	Common Stock	Restricted Stock	Warrants	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Deficit Accumulated During the Development Stage
Beginning balance at Nov. 18, 1999
Beginning balance, shares at Nov. 18, 1999
Issued on incorporation	3,256	26			3,230
Issued on incorporation, shares		25,802
Issued for technology	202	2			200
Issued for technology, shares		1,602
Issued for cash, net of costs, shares		8,479
Issued for cash, net of costs	402,697	8			402,689
Foreign currency translation adjustment	(1,987)					(1,987)
Net loss	(200,050)						(200,050)
Ending balance at Dec. 31, 2000	204,118	36			406,119	(1,987)	(200,050)
Ending balance, shares at Dec. 31, 2000		35,883
Issued for cash, net of costs, shares		7,467
Issued for cash on exercise of stock options, shares		55
Issued for cash on exercise of stock options	3,722				3,722
Issued for cash, net of costs	1,084,824	7			1,084,817
Foreign currency translation adjustment	(20,689)					(20,689)
Net loss	(773,668)						(773,668)
Ending balance at Dec. 31, 2001	498,307	43			1,494,658	(22,676)	(973,718)
Ending balance, shares at Dec. 31, 2001		43,405
Issued for cash, net of costs, shares		1,118
Issued for cash, net of costs	137,736	1			137,735
Warrants issued on Series 1 Class A Preferred stock
Warrants issued on note payable
Warrants issued on note payable, cancelled
Foreign currency translation adjustment	13,861					13,861
Net loss	(1,497,719)						(1,497,719)
Ending balance at Dec. 31, 2002	(847,815)	44			1,632,393	(8,815)	(2,471,437)
Ending balance, shares at Dec. 31, 2002		44,523
Issued for cash on exercise of stock options, shares		3,522
Issued for cash on exercise of stock options	8,517	4			8,513
Foreign currency translation adjustment	(484,668)					(484,668)
Net loss	(3,506,027)						(3,506,027)
Ending balance at Dec. 31, 2003	(4,829,993)	48			1,640,906	(493,483)	(5,977,464)
Ending balance, shares at Dec. 31, 2003		48,045
Issued for cash on exercise of stock options, shares		6,410
Issued for cash on exercise of stock options	15,470	6			15,464
Foreign currency translation adjustment	(811,423)					(811,423)
Net loss	(5,445,046)						(5,445,046)
Ending balance at Dec. 31, 2004	(11,070,992)	54			1,656,370	(1,304,906)	(11,422,510)
Ending balance, shares at Dec. 31, 2004		54,455
Warrants issued on conversion of bridge loan	425,000			425,000
Warrants issued on conversion of bridge loan, shares
Issued on reorganization	9,496,690	844			9,495,846
Issued on reorganization, shares		844,173
Issued on conversion of debt	2,777,144	247			2,776,897
Issued on conversion of debt, shares		246,864
Issued for cash, net of costs, shares		3,308,789
Issued for cash on exercise of stock options, shares		12,054
Issued for cash on exercise of stock options	33,146	12			33,134
Issued for cash, net of costs	36,465,348	3,309			36,462,039
Issued for cash on exercise of warrants	1,220				1,220
Issued for cash on exercise of warrants, shares		108
Warrants expired	171,640
Foreign currency translation adjustment						171,640
Net loss	(8,913,249)						(8,913,249)
Ending balance at Dec. 31, 2005	29,385,947	4,466		425,000	50,425,506	(1,133,266)	(20,335,759)
Ending balance, shares at Dec. 31, 2005		4,466,443
Stock based compensation	201,989				201,989
Issued for cash on exercise of stock options, shares		1,705
Issued for cash on exercise of stock options	4,677	2			4,675
Net loss	(14,588,786)						(14,588,786)
Ending balance at Dec. 31, 2006	15,003,827	4,468		425,000	50,632,170	(1,133,266)	(34,924,545)
Ending balance, shares at Dec. 31, 2006		4,468,148
Issued for cash, net of costs, shares		888,914
Stock based compensation	243,340				243,340
Issued for cash on exercise of stock options, shares		13,748
Issued for cash on exercise of stock options	31,203	14			31,189
Issued for cash, net of costs	9,977,557	889			9,976,668
Net loss	(16,761,805)						(16,761,805)
Ending balance at Dec. 31, 2007	8,494,122	5,371		425,000	60,883,367	(1,133,266)	(51,686,350)
Ending balance, shares at Dec. 31, 2007		5,370,810
Issued for cash, net of costs, shares		2,014,365
Stock based compensation	186,578				186,578
Issued for cash on exercise of stock options, shares		1,159
Issued for cash on exercise of stock options	2,662	2			2,660
Issued for cash, net of costs	22,566,293	2,014			22,564,279
Issued for cash	4,499	1			4,498
Issued for cash, shares		1,334
Issued for cash, restricted stock	13,501		4		13,497
Issued for cash, restricted stock, shares			4,000
Net loss	(14,028,617)						(14,028,617)
Ending balance at Dec. 31, 2008	17,239,038	7,388	4	425,000	83,654,879	(1,133,266)	(65,714,967)
Ending balance, shares at Dec. 31, 2008		7,387,668	4,000
Stock based compensation	200,522				200,522
Issued for cash on exercise of stock options, shares		1,432
Issued for cash on exercise of stock options	3,473	1			3,472
Restricted stock transferred to common stock	0	1	(1)
Restricted stock transferred to common stock, shares		1,333	(1,333)
Warrants issued on signing of loan agreement	9,333			9,333
Warrants issued on signing of loan agreement, shares
Net loss	(10,022,979)						(10,022,979)
Ending balance at Dec. 31, 2009	7,429,387	7,390	3	434,333	83,858,873	(1,133,266)	(75,737,946)
Ending balance, shares at Dec. 31, 2009		7,390,433	2,667
Issued for cash, net of costs, shares		2,877,777
Stock based compensation	169,424				169,424
Issued for cash on exercise of stock options, shares		423
Issued for cash on exercise of stock options	1,435				1,435
Issued for cash, net of costs	14,827,612	2,878			14,824,734
Restricted stock transferred to common stock	(1)	1	(2)
Restricted stock transferred to common stock, shares		1,334	(1,334)
Warrants expired				(425,000)	425,000
Warrants expired, shares April 30,2010
Net loss	(10,814,788)						(10,814,788)
Ending balance at Dec. 31, 2010	11,613,069	10,269	1	9,333	99,279,466	(1,133,266)	(86,552,734)
Ending balance, shares at Dec. 31, 2010		10,269,967	1,333
Issued for cash, net of costs, shares		959,261
Stock based compensation	114,089				114,089
Issued for cash, net of costs	4,992,861	960			4,991,901
Restricted stock transferred to common stock		1	(1)
Restricted stock transferred to common stock, shares		1,333	(1,333)
Net loss	(14,159,754)						(14,159,754)
Ending balance at Dec. 31, 2011	2,560,265	11,230		9,333	104,385,456	(1,133,266)	(100,712,488)
Ending balance, shares at Dec. 31, 2011	11,230,561	11,230,561
Exchange of preferred Stock Class A for Series A		1,240,216
Issued for cash, net of costs, shares		1,202,276
Stock based compensation	3,210				3,210
Issued for cash on exercise of stock options, shares	107	107
Issued for cash on exercise of stock options	240				240
Issued for cash, net of costs	5,925,265	1,203			5,924,062
Investor note converted to common stock	6,842,144	1,240			6,840,904
Conversion of warrant liability and issuance of warrants	1,073,860			1,073,860
Beneficial conversion option	1,355,523				1,355,523
Net loss	(10,908,727)						(10,908,727)
Ending balance at Dec. 31, 2012	6,851,780	13,673		1,083,193	118,509,395	(1,133,266)	(111,621,215)
Ending balance, shares at Dec. 31, 2012	13,673,160	13,673,160
Stock based compensation	4,276				4,276
Net loss	(2,958,151)						(2,958,151)
Ending balance at Mar. 31, 2013	$ 3,897,905	$ 13,673		$ 1,083,193	$ 118,513,671	$ (1,133,266)	$ (114,579,366)
Ending balance, shares at Mar. 31, 2013	13,673,160	13,673,160